CONSOLIDATED STATEMENT OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Parenthetical) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income/(Loss) Attributable to Non-Controlling Interests
Foreign currency translation gains and losses on investments in foreign operations, income tax expense (recovery)	32	(29)	65
Foreign currency translation gains and losses on investments in foreign operations, non-controlling interest (gain) loss	21	(24)	43
Change in fair value of net investment hedges, income tax expense (recovery)	15	(28)	37
Change in fair value of cash flow hedges, income tax expense (recovery)	13	(106)	(82)
Change in fair value of cash flow hedges, non-controlling interest loss (gain)		(1)	4
Reclassification to Net Income of gains and losses on cash flow hedges, income tax expense	81	77	28
Reclassification to Net Income of gains and losses on cash flow hedges, non-controlling interest gain		10	10
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans, income tax recovery	(31)	(30)	(7)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans, income tax expense		3	3
Other Comprehensive Loss on equity investments, income tax recovery	(23)	(3)	(69)
Estimated losses related to cash flow hedges reported in AOCI and expected to be reclassified to Net Income in next 12 months, before tax	41
Estimated losses related to cash flow hedges reported in AOCI and expected to be reclassified to net income in the next 12 months, net of tax	24
Parent
Other Comprehensive Income/(Loss) Attributable to Non-Controlling Interests
Foreign currency translation gains and losses on investments in foreign operations, income tax expense (recovery)	32	(29)	65
Change in fair value of net investment hedges, income tax expense (recovery)	15	(28)	37
Change in fair value of cash flow hedges, income tax expense (recovery)	13	(106)	(82)
Reclassification to Net Income of gains and losses on cash flow hedges, income tax expense	81	77	28
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans, income tax recovery	(31)	(30)	(7)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans, income tax expense		3	3
Other Comprehensive Loss on equity investments, income tax recovery	(23)	(3)	(69)